Other financial assets and other non-current assets - Summary of the Composition And Movements of Loans Receivable (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Detailed information about composition and movements of loans receivable
Balance, Beginning	€ 1,832	€ 1,768
Issuance of loans receivable	935
Write-off loans receivable	(935)
Collection of loans receivable	(41)	(208)
Interest		290
Income		5
Others	(127)	(23)
Balance, Ending	1,664	1,832
Loans non-current
Detailed information about composition and movements of loans receivable
Balance, Beginning	1,473	1,201
Interest		272
Others	(119)
Balance, Ending	1,354	1,473
Loans current
Detailed information about composition and movements of loans receivable
Balance, Beginning	359	567
Issuance of loans receivable	935
Write-off loans receivable	(935)
Collection of loans receivable	(41)	(208)
Interest		18
Income		5
Others	(8)	(23)
Balance, Ending	€ 310	€ 359